Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Non-current liabilities [abstract]
Summary of Other Non-current Liabilities	The item "Other non-current liabilities" as at December 31, 2025 and 2024 is as follows:

	31/12/25	31/12/24
Other non-current liabilities	1,386	2,160
Total Other non-current liabilities	1,386	2,160